Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 251	$ 242	$ 212
Interest cost	1,005	964	931
Expected return on plan assets	(983)	(895)	(1,141)
Amortization of net loss	130	179
Net periodic benefit cost	$ 403	$ 490	$ 2